Commitments and Contingencies - Schedule of Composition of Pledged Shares (Details)	Dec. 31, 2024 shares
Series D Secured Debentures [Member] | Matrix [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	1,342,941,000
Series D Secured Debentures [Member] | Sapiens [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	1,172,645,000
Series C Secured Debentures [Member] | Matrix [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	3,149,761,000
Series C Secured Debentures [Member] | Sapiens [Member]
Schedule of Composition of Pledged Shares [Abstract]
Secured debentures	2,957,590,000